LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.26%
•Fannie Mae Connecticut Avenue Securities
Series 2023-R07 2M1 7.21% (SOFR30A + 1.95%) 9/25/43	3,413,978	$3,437,825
Series 2023-R08 1M1 6.78% (SOFR30A + 1.50%) 10/25/43	1,909,093	1,914,644
Series 2024-R04 1A1 6.28% (SOFR30A + 1.00%) 5/25/44	1,959,801	1,958,086
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.44% (SOFR30A + 1.16%) 12/25/29	22,603	22,639
Series 2023-HQA3 A1 7.13% (SOFR30A + 1.85%) 11/25/43	2,864,914	2,895,324
Total Agency Collateralized Mortgage Obligations (Cost $10,170,340)		10,228,518
AGENCY MORTGAGE-BACKED SECURITIES–6.58%
Fannie Mae S.F. 30 yr
4.50% 10/1/52	5,245,793	5,159,047
5.50% 3/1/53	4,418,307	4,471,316
6.00% 12/1/52	6,290,286	6,450,926
6.00% 6/1/53	1,445,474	1,480,116
Freddie Mac S.F. 15 yr 4.50% 5/1/38	7,030,777	7,049,718
Freddie Mac S.F. 20 yr 5.50% 7/1/43	3,200,600	3,284,468
Freddie Mac S.F. 30 yr
4.50% 10/1/52	3,721,916	3,658,712
5.00% 6/1/53	8,748,126	8,747,952
5.50% 11/1/52	2,357,462	2,385,021
6.00% 9/1/53	7,266,668	7,428,978
GNMA II S.F. 30 yr 5.00% 9/20/52	3,433,496	3,444,319
Total Agency Mortgage-Backed Securities (Cost $52,403,493)		53,560,573
AGENCY OBLIGATIONS–2.01%
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	7,910,208
4.00% 2/28/25	4,220,000	4,209,643
4.20% 8/28/25	4,220,000	4,215,761
Total Agency Obligations (Cost $16,605,000)		16,335,612
CORPORATE BONDS–22.82%
Aerospace & Defense–0.61%
Boeing Co.
2.20% 2/4/26	910,000	876,320
6.53% 5/1/34	1,115,000	1,196,691
6.86% 5/1/54	1,070,000	1,174,443
Bombardier, Inc.
7.00% 6/1/32	405,000	423,604
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Bombardier, Inc. (continued)
7.25% 7/1/31	405,000	$428,160
TransDigm, Inc.
6.63% 3/1/32	405,000	421,743
6.88% 12/15/30	405,000	424,106
		4,945,067
Agriculture–0.18%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	1,445,000	1,441,313
		1,441,313
Auto Manufacturers–0.61%
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	197,762
2.90% 2/16/28	450,000	417,752
2.90% 2/10/29	280,000	254,161
5.80% 3/8/29	645,000	655,599
6.13% 3/8/34	525,000	531,560
6.80% 5/12/28	820,000	859,079
6.80% 11/7/28	315,000	332,579
General Motors Financial Co., Inc.
5.60% 6/18/31	360,000	369,649
5.95% 4/4/34	350,000	362,227
Hyundai Capital America
5.28% 6/24/27	475,000	485,684
5.40% 6/24/31	510,000	528,899
		4,994,951
Banks–6.58%
μBank of America Corp.
2.48% 9/21/36	2,020,000	1,704,478
5.82% 9/15/29	984,000	1,035,546
5.87% 9/15/34	485,000	523,246
6.20% 11/10/28	1,315,000	1,388,065
μBank of Montreal 7.70% 5/26/84	970,000	1,023,623
μBank of New York Mellon Corp. 5.80% 10/25/28	150,000	157,231
μBarclays PLC
6.22% 5/9/34	501,000	539,760
7.39% 11/2/28	436,000	470,911
Citibank NA
5.44% 4/30/26	595,000	606,555
5.49% 12/4/26	505,000	519,570
μCitizens Bank NA 6.06% 10/24/25	1,410,000	1,409,975
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	697,820
Credit Agricole SA 5.51% 7/5/33	1,645,000	1,744,898
μDeutsche Bank AG
6.72% 1/18/29	492,000	520,849
LVIP Macquarie Diversified Floating Rate Fund–1

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDeutsche Bank AG (continued)
6.82% 11/20/29	752,000	$809,502
7.15% 7/13/27	640,000	666,170
Goldman Sachs Group, Inc.
μ5.73% 4/25/30	650,000	683,119
•5.76% (SOFR + 0.81%) 3/9/27	2,705,000	2,709,193
μ6.48% 10/24/29	1,085,000	1,168,370
•6.55% (TSFR03M + 1.43%) 5/15/26	4,925,000	4,952,693
μHuntington Bancshares, Inc. 6.21% 8/21/29	1,020,000	1,079,056
μHuntington National Bank 4.55% 5/17/28	290,000	290,217
μJPMorgan Chase & Co.
2.55% 11/8/32	1,165,000	1,024,785
4.08% 4/26/26	1,040,000	1,034,821
5.01% 1/23/30	735,000	753,818
5.57% 4/22/28	850,000	876,409
•KeyCorp 6.28% (SOFRINDX + 1.25%) 5/23/25	1,885,000	1,887,978
μLloyds Banking Group PLC 5.72% 6/5/30	550,000	576,339
μMorgan Stanley
2.48% 9/16/36	135,000	112,961
5.83% 4/19/35	56,000	60,152
6.14% 10/16/26	4,755,000	4,829,316
6.30% 10/18/28	2,105,000	2,225,326
6.41% 11/1/29	1,005,000	1,079,976
6.63% 11/1/34	960,000	1,085,804
μMorgan Stanley Bank NA 5.50% 5/26/28	895,000	923,212
PNC Bank NA 3.88% 4/10/25	970,000	964,917
μPNC Financial Services Group, Inc.
5.68% 1/22/35	625,000	662,573
6.88% 10/20/34	1,070,000	1,225,127
Popular, Inc. 7.25% 3/13/28	555,000	585,977
State Street Corp. 4.99% 3/18/27	920,000	941,751
SVB Financial Group
‡1.80% 10/28/26	277,000	160,660
μ‡4.57% 4/29/33	690,000	400,200
μTruist Bank 4.63% 9/17/29	653,000	649,453
μTruist Financial Corp. 1.89% 6/7/29	810,000	740,996
μU.S. Bancorp
4.65% 2/1/29	717,000	723,940
5.38% 1/23/30	285,000	295,975
5.73% 10/21/26	175,000	177,172
6.79% 10/26/27	435,000	456,826
μUBS Group AG
5.70% 2/8/35	350,000	369,454
6.85% 9/10/29	1,690,000	1,710,123
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μWells Fargo & Co. 3.91% 4/25/26	2,360,000	$2,345,043
		53,581,931
Beverages–0.25%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	1,970,000	2,048,370
		2,048,370
Biotechnology–0.06%
Amgen, Inc. 5.15% 3/2/28	485,000	499,410
		499,410
Chemicals–0.33%
Celanese U.S. Holdings LLC
6.05% 3/15/25	375,000	375,907
6.17% 7/15/27	345,000	357,491
LYB International Finance III LLC 5.50% 3/1/34	1,855,000	1,929,388
		2,662,786
Commercial Services–0.06%
ERAC USA Finance LLC 4.90% 5/1/33	445,000	453,640
		453,640
Computers–0.18%
Amentum Escrow Corp. 7.25% 8/1/32	810,000	845,343
Apple, Inc. 1.40% 8/5/28	650,000	596,346
		1,441,689
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	306,000	314,113
		314,113
Diversified Financial Services–2.18%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	630,000	604,988
3.65% 7/21/27	1,530,000	1,500,749
4.63% 10/15/27	440,000	442,422
5.10% 1/19/29	3,845,000	3,929,209
6.50% 7/15/25	365,000	368,729
Air Lease Corp.
2.88% 1/15/26	3,580,000	3,506,491
3.38% 7/1/25	400,000	395,307
μ4.13% 12/15/26	400,000	375,392
4.63% 10/1/28	24,000	24,084
5.10% 3/1/29	18,000	18,433
5.20% 7/15/31	135,000	138,002
Aviation Capital Group LLC
1.95% 1/30/26	1,255,000	1,209,061
LVIP Macquarie Diversified Floating Rate Fund–2

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Aviation Capital Group LLC (continued)
3.50% 11/1/27	1,945,000	$1,876,511
5.38% 7/15/29	825,000	842,752
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	351,292
5.88% 7/21/28	2,048,000	2,136,373
		17,719,795
Electric–2.12%
AEP Texas, Inc.
5.40% 6/1/33	330,000	338,960
5.45% 5/15/29	745,000	777,056
Avangrid, Inc. 3.20% 4/15/25	765,000	757,193
μDominion Energy, Inc. 6.88% 2/1/55	795,000	844,346
DTE Energy Co. 5.10% 3/1/29	835,000	859,850
Duke Energy Carolinas LLC 4.95% 1/15/33	630,000	649,441
Enel Finance International NV
2.13% 7/12/28	380,000	348,892
2.50% 7/12/31	210,000	182,618
4.50% 6/15/25	765,000	761,616
Engie SA
5.25% 4/10/29	590,000	609,593
5.63% 4/10/34	555,000	583,355
Exelon Corp. 5.45% 3/15/34	415,000	435,317
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	315,000	318,188
Pacific Gas & Electric Co. 2.10% 8/1/27	2,455,000	2,300,696
PacifiCorp
5.10% 2/15/29	205,000	211,755
5.45% 2/15/34	350,000	363,778
Sempra
3.30% 4/1/25	2,845,000	2,820,510
μ4.88% 10/15/25	340,000	336,351
μ6.40% 10/1/54	312,000	312,587
Southern California Edison Co. 5.20% 6/1/34	770,000	798,114
Vistra Operations Co. LLC
5.13% 5/13/25	846,000	844,204
6.00% 4/15/34	365,000	390,062
6.95% 10/15/33	1,265,000	1,426,156
		17,270,638
Electronics–0.14%
Amphenol Corp.
2.05% 3/1/25	375,000	370,368
2.20% 9/15/31	420,000	362,944
5.05% 4/5/27	425,000	434,977
		1,168,289
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	810,000	$837,875
		837,875
Health Care Products–0.20%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,615,000	1,628,626
		1,628,626
Health Care Services–1.38%
Elevance Health, Inc.
5.15% 6/15/29	1,280,000	1,328,089
5.38% 6/15/34	985,000	1,035,440
HCA, Inc. 5.45% 4/1/31	895,000	932,503
UnitedHealth Group, Inc.
4.25% 1/15/29	4,130,000	4,165,576
4.50% 4/15/33	1,230,000	1,235,473
4.90% 4/15/31	2,445,000	2,529,428
		11,226,509
Insurance–0.85%
Aon North America, Inc.
5.13% 3/1/27	695,000	711,004
5.30% 3/1/31	625,000	652,042
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,348,040
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,248,775
		6,959,861
Internet–0.09%
Meta Platforms, Inc.
4.30% 8/15/29	525,000	533,093
4.55% 8/15/31	225,000	230,041
		763,134
Investment Companies–0.32%
Apollo Debt Solutions BDC 6.70% 7/29/31	750,000	772,660
Blue Owl Credit Income Corp. 5.80% 3/15/30	1,855,000	1,837,353
		2,610,013
Iron & Steel–0.21%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	810,000	818,902
Nucor Corp. 3.95% 5/23/25	890,000	885,100
		1,704,002
Machinery Diversified–0.08%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	562,092
2.57% 2/15/30	75,000	68,718
		630,810
LVIP Macquarie Diversified Floating Rate Fund–3

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.21%
Midcontinent Communications 8.00% 8/15/32	830,000	$844,788
Sirius XM Radio, Inc. 4.13% 7/1/30	930,000	843,396
		1,688,184
Mining–0.41%
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	415,000	420,330
6.13% 4/15/32	415,000	424,487
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30% 3/15/26	2,475,000	2,507,618
		3,352,435
Miscellaneous Manufacturing–0.14%
Teledyne Technologies, Inc. 2.25% 4/1/28	1,190,000	1,110,973
		1,110,973
Office Business Equipment–0.11%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	965,000	912,851
		912,851
Oil & Gas–0.87%
BP Capital Markets America, Inc. 4.81% 2/13/33	430,000	435,751
ConocoPhillips Co. 2.40% 3/7/25	283,000	280,212
Diamondback Energy, Inc.
5.20% 4/18/27	415,000	423,547
5.40% 4/18/34	350,000	357,297
Exxon Mobil Corp. 2.28% 8/16/26	310,000	301,338
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	425,000	412,554
6.25% 4/15/32	405,000	394,196
Occidental Petroleum Corp.
5.20% 8/1/29	2,425,000	2,465,258
5.38% 1/1/32	475,000	481,523
5.55% 10/1/34	330,000	335,011
6.13% 1/1/31	1,154,000	1,217,791
		7,104,478
Pharmaceuticals–0.75%
AbbVie, Inc. 4.80% 3/15/29	5,695,000	5,861,045
Zoetis, Inc. 5.40% 11/14/25	280,000	282,641
		6,143,686
Pipelines–1.73%
Cheniere Energy Partners LP 4.50% 10/1/29	1,035,000	1,020,848
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge, Inc. 2.50% 2/14/25	3,820,000	$3,784,547
μEnergy Transfer LP 6.50% 11/15/26	1,405,000	1,401,639
Enterprise Products Operating LLC 5.35% 1/31/33	185,000	194,177
Kinder Morgan, Inc.
5.00% 2/1/29	305,000	311,516
5.10% 8/1/29	450,000	461,718
5.20% 6/1/33	160,000	161,969
MPLX LP
1.75% 3/1/26	405,000	390,023
4.88% 12/1/24	4,190,000	4,185,373
ONEOK, Inc. 5.65% 11/1/28	310,000	324,007
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,644,841
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	210,639
		14,091,297
Real Estate Investment Trusts–0.55%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,853,318
VICI Properties LP 4.95% 2/15/30	1,585,000	1,594,382
		4,447,700
Retail–0.08%
Home Depot, Inc.
4.85% 6/25/31	280,000	290,245
4.88% 6/25/27	325,000	333,443
		623,688
Semiconductors–0.33%
Broadcom, Inc.
3.42% 4/15/33	737,000	669,640
5.05% 7/12/29	760,000	782,863
5.15% 11/15/31	475,000	492,933
Entegris, Inc. 4.75% 4/15/29	740,000	729,233
		2,674,669
Software–0.21%
Oracle Corp.
4.20% 9/27/29	525,000	523,938
4.65% 5/6/30	285,000	290,622
5.80% 11/10/25	190,000	192,963
6.15% 11/9/29	405,000	438,127
Workday, Inc.
3.50% 4/1/27	120,000	118,065
3.70% 4/1/29	185,000	180,644
		1,744,359
LVIP Macquarie Diversified Floating Rate Fund–4

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–0.86%
AT&T, Inc.
1.70% 3/25/26	3,790,000	$3,648,134
2.30% 6/1/27	510,000	487,018
Rogers Communications, Inc. 5.00% 2/15/29	2,000,000	2,041,003
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	331,250	330,384
T-Mobile USA, Inc. 5.75% 1/15/34	435,000	467,138
		6,973,677
Total Corporate Bonds (Cost $183,695,398)		185,770,819
LOAN AGREEMENTS–5.56%
•AmWINS Group, Inc. 7.21% (SOFR CME01M + 2.25%) 2/19/28	1,939,582	1,935,722
•Aramark Services, Inc. 6.85% (SOFR CME01M + 2.00%) 4/6/28	903,715	904,167
∞Ardonagh Midco 3 PLC 0.00% 2/15/31	1,000,000	1,000,630
•Asplundh Tree Expert LLC 6.70% (SOFR CME01M + 1.75%) 9/7/27	1,277,866	1,278,045
•Avantor Funding, Inc. 6.95% (SOFR CME01M + 2.00%) 11/8/27	729,528	732,971
•Banff Merger Sub, Inc. 9.01% (SOFR CME03M + 3.75%) 7/30/31	1,790,000	1,785,221
•Boost Newco Borrower LLC 7.10% (SOFR CME03M + 2.50%) 1/31/31	2,000,000	1,999,160
•Caesars Entertainment, Inc. 7.60% (SOFR CME01M + 2.75%) 2/6/31	1,243,750	1,242,195
•Calpine Construction Finance Co. LP 6.85% (SOFR CME01M + 2.00%) 7/31/30	1,861,274	1,848,357
•Charter Communications Operating LLC
7.08% (SOFR CME03M + 1.75%) 2/1/27	2,197,389	2,194,752
7.34% (SOFR CME03M + 2.00%) 12/7/30	1,985,000	1,967,075
•DaVita, Inc. 6.85% (SOFR CME01M + 2.00%) 5/9/31	3,000,000	2,997,120
•Flutter Financing BV 6.60% (SOFR CME03M + 2.00%) 11/29/30	1,985,000	1,984,285
∞Icon Parent, Inc. 0.00% 9/11/31	1,000,000	992,080
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Instructure Holdings, Inc. 8.07% (SOFR CME03M + 2.75%) 10/30/28	1,935,115	$1,935,521
•Iron Mountain, Inc. 6.85% (SOFR CME01M + 2.00%) 1/31/31	1,935,375	1,920,860
•Jazz Financing Lux SARL 7.10% (SOFR CME01M + 2.25%) 5/5/28	1,171,203	1,169,634
∞June Purchaser LLC
0.00% 9/11/31	1,285,714	1,279,286
0.00% 9/11/31	214,286	213,214
•Lamar Media Corp. 6.45% (SOFR CME01M + 1.50%) 2/5/27	1,000,435	997,313
•Medline Borrower LP 7.60% (SOFR CME01M + 2.75%) 10/23/28	1,301,213	1,301,083
Peer Holding III BV
•7.60% (SOFR CME03M + 3.00%) 7/1/31	1,500,000	1,502,505
•7.85% (SOFR CME03M + 3.25%) 10/28/30	2,487,500	2,492,177
•Setanta Aircraft Leasing Designated Activity Co. 6.35% (SOFR CME03M + 1.75%) 11/5/28	1,225,000	1,230,464
•SkyMiles IP Ltd. 9.03% (SOFR CME03M + 3.75%) 10/20/27	398,613	405,688
•Standard Industries, Inc. 6.92% (SOFR CME01M + 2.00%) 9/22/28	1,176,337	1,178,302
•Trans Union LLC 6.60% (SOFR CME01M + 1.75%) 6/24/31	1,995,000	1,990,471
•UKG, Inc. 8.55% (SOFR CME03M + 3.25%) 2/10/31	2,774,702	2,774,702
•United Rentals, Inc. 6.60% (SOFR CME01M + 1.75%) 2/14/31	995,000	1,000,970
•Zekelman Industries, Inc. 7.17% (SOFR CME01M + 2.25%) 1/24/31	995,000	995,776
Total Loan Agreements (Cost $45,215,358)		45,249,746
NON-AGENCY ASSET-BACKED SECURITIES–16.06%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.58% (TSFR03M + 1.29%) 4/25/31	425,676	425,727
ARI Fleet Lease Trust Series 2024-B A2 5.54% 4/15/33	8,000,000	8,094,025
•Ballyrock CLO 27 Ltd. Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	1,250,000	1,250,702
LVIP Macquarie Diversified Floating Rate Fund–5

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.65% (TSFR03M + 1.37%) 7/20/31	653,998	$654,957
•BMW Vehicle Owner Trust Series 2023-A A2B 5.71% (SOFR30A + 0.43%) 4/27/26	2,219,936	2,220,664
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.43% (TSFR03M + 1.31%) 5/15/31	1,053,214	1,054,139
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	6,880,000	6,967,866
CNH Equipment Trust
Series 2024-A A2 5.19% 7/15/27	4,770,482	4,780,567
•Series 2024-B A2B 5.74% (SOFR30A + 0.40%) 10/15/27	8,000,000	7,998,582
Dell Equipment Finance Trust Series 2023-1 A3 5.65% 9/22/28	5,000,000	5,027,590
Enterprise Fleet Financing LLC
Series 2021-3 A2 0.77% 8/20/27	750,309	744,825
Series 2022-4 A2 5.76% 10/22/29	2,805,558	2,829,668
Ford Credit Auto Lease Trust
Series 2023-A A4 4.83% 5/15/26	7,617,000	7,618,145
Series 2024-A A3 5.06% 5/15/27	100,000	100,763
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,863,491
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	8,000,000	8,195,634
GM Financial Automobile Leasing Trust Series 2023-2 A3 5.05% 7/20/26	8,000,000	8,019,190
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	10,203,244
Hyundai Auto Lease Securitization Trust Series 2024-A A3 5.02% 3/15/27	5,100,000	5,141,363
•Hyundai Auto Receivables Trust Series 2023-B A2B 5.82% (SOFR30A + 0.48%) 5/15/26	2,675,873	2,677,211
•ICG US CLO Ltd. Series 2014-1A A1A2 6.74% (TSFR03M + 1.46%) 10/20/34	2,000,000	1,999,968
•Magnetite XL Ltd. Series 2024-40A A1 6.78% (TSFR03M + 1.45%) 7/15/37	2,000,000	2,005,990
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Marathon CLO Ltd. Series 2021-16A A1A 6.76% (TSFR03M + 1.46%) 4/15/34	2,000,000	$1,998,328
•Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.76% (SOFR30A + 0.42%) 2/16/27	8,000,000	8,001,866
•Midocean Credit CLO IX Series 2018-9A A1 6.69% (TSFR03M + 1.41%) 7/20/31	930,537	930,939
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 6.93% (TSFR03M + 1.65%) 1/20/34	2,750,000	2,751,974
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	5,000,000	5,081,352
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.83% (TSFR03M + 1.55%) 4/25/37	500,000	502,077
•Steele Creek CLO Ltd. Series 2017-1A A 6.81% (TSFR03M + 1.51%) 10/15/30	661,561	661,561
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	5,000,000	5,055,713
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,578,705
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.69% (TSFR03M + 1.39%) 4/15/34	1,500,000	1,496,674
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.98% (SOFR30A + 0.63%) 3/22/27	4,833,357	4,839,188
•World Omni Auto Receivables Trust Series 2023-C A2B 5.75% (SOFR30A + 0.41%) 12/15/26	2,990,409	2,990,394
•Zais CLO 16 Ltd. Series 2020-16A A1R 6.96% (TSFR03M + 1.68%) 10/20/34	3,000,000	3,001,968
Total Non-Agency Asset-Backed Securities (Cost $129,802,182)		130,765,050
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.02%
•Radnor Re Ltd. Series 2024-1 M1B 8.50% (SOFR30A + 2.90%) 9/25/34	150,000	149,996
Total Non-Agency Collateralized Mortgage Obligation (Cost $150,000)		149,996
LVIP Macquarie Diversified Floating Rate Fund–6

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.68%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	$3,614,493
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	2,000,000	1,754,722
Benchmark Mortgage Trust
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,714,102
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,948,899
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	7,062,208
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,969,023
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,169,160
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	3,675,581
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,391,694
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	7,484,328
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,089,367
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	7,107,988
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,905,432
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	8,780,000	7,743,929
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $81,970,146)		70,630,926
ΔREGIONAL BOND–1.05%
Canada—1.05%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,539,712
		8,539,712
Total Regional Bond (Cost $8,493,820)		8,539,712
ΔSOVEREIGN BONDS–5.29%
Australia—0.49%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,999,664
		3,999,664
Canada—3.41%
OMERS Finance Trust 1.10% 3/26/26	5,000,000	4,792,886
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	$9,793,928
Province of Manitoba 4.30% 7/27/33	8,000,000	8,062,485
Province of Quebec Canada 4.50% 4/3/29	5,000,000	5,141,390
		27,790,689
Japan—0.65%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,901,144
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,416,900
		5,318,044
Sweden—0.74%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	5,995,738
		5,995,738
Total Sovereign Bonds (Cost $43,347,736)		43,104,135
SUPRANATIONAL BANKS–9.12%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,460,076
European Investment Bank 2.75% 8/15/25	6,000,000	5,929,005
•Inter-American Development Bank
5.32% (SOFRINDX + 0.20%) 2/10/26	6,000,000	5,996,881
5.32% (SOFRINDX + 0.36%) 6/10/31	7,000,000	6,959,470
5.40% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,985,300
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,959,206
•International Bank for Reconstruction & Development
5.10% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,987,880
5.35% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,979,280
5.40% (SOFRINDX + 0.30%) 5/15/28	8,000,000	8,001,361
5.49% (SOFRINDX + 0.37%) 2/11/31	10,000,000	9,948,800
Total Supranational Banks (Cost $74,492,787)		74,207,259
U.S. TREASURY OBLIGATIONS–16.78%
•U.S. Treasury Floating Rate Notes
4.70% 4/30/26 (USBMMY3M + 0.15%)	32,930,000	32,887,653
4.73% 7/31/26 (USBMMY3M + 0.18%)	102,195,000	102,069,920
LVIP Macquarie Diversified Floating Rate Fund–7

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
3.75% 8/31/26	980,000	$981,416
3.88% 8/15/34	695,000	699,887
Total U.S. Treasury Obligations (Cost $136,812,078)		136,638,876

	Number of Shares
MONEY MARKET FUND–3.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	24,815,600	24,815,600
Total Money Market Fund (Cost $24,815,600)		24,815,600

TOTAL INVESTMENTS–98.28% (Cost $807,973,938)	799,996,822

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.72%	14,018,144
NET ASSETS APPLICABLE TO 80,421,776 SHARES OUTSTANDING–100.00%	$814,014,966

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
∞Delayed settlement. Interest rate to be determined upon settlement date.
ΔSecurities have been classified by country of origin.

The following swap contracts were outstanding at September 30, 2024:
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[1]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
17,655,000	2.81	SOFR12M	Receive	Annual	8/8/25	$238,406	$—	$238,406	$—
19,545,000	0.09	SOFR12M	Receive	Annual	8/24/25	767,606	—	767,606	—
19,825,000	0.72	SOFR12M	Receive	Annual	3/25/26	1,299,524	—	1,299,524	—
5,700,000	1.65	SOFR12M	Receive	Annual/Semiannual	2/22/27	357,222	—	357,222	—
18,405,000	3.53	SOFR12M	Receive	Annual	5/26/28	(37,772)	—	—	(37,772)
3,605,000	3.68	SOFR12M	Receive	Annual	6/13/28	(31,778)	—	—	(31,778)
9,500,000	0.28	SOFR12M	Receive	Annual	10/5/27	1,306,819	—	1,306,819	—
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	(435,718)	—	—	(435,718)
6,115,000	4.96	SOFR12M	Receive	Annual	11/2/25	(54,451)	—	—	(54,451)
16,255,000	4.79	SOFR12M	Receive	Annual	11/13/25	(102,045)	—	—	(102,045)
8,585,000	4.27	SOFR12M	Receive	Annual	11/13/28	(249,450)	—	—	(249,450)
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	(18,012)	—	—	(18,012)
20,315,000	4.14	SOFR12M	Receive	Annual	12/28/25	82,828	—	82,828	—
LVIP Macquarie Diversified Floating Rate Fund–8

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[1]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
19,725,000	3.76	SOFR12M	Receive	Annual	2/5/27	$42,547	$—	$42,547	$—
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	(1,826,516)	—	—	(1,826,516)
29,290,000	4.49	SOFR12M	Receive	Annual	6/12/27	(779,771)	—	—	(779,771)
30,245,000	4.74	SOFR12M	Receive	Annual	6/12/26	(544,789)	—	—	(544,789)
45,030,000	3.29	SOFR12M	Receive	Annual	9/6/31	(6,009)	—	—	(6,009)
13,075,000	3.27	SOFR12M	Receive	Annual	9/30/31	(2,457)	—	—	(2,457)
Total IRS Contracts							$—	$4,094,952	$(4,088,768)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[2] Includes cumulative appreciation (depreciation) of from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
LVIP Macquarie Diversified Floating Rate Fund–9